Taxation - Movements in Deferred Tax Liabilities and Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liability)/asset at start of year	£ (693)	£ (651)
Credit/(charge) to profit	372	70
(Charge)/credit to equity/other comprehensive income	(89)	54
Acquisitions	(2)	(35)
Exchange translation differences	79	(131)
Deferred tax (liability)/asset at end of year	(333)	(693)
Excess of tax allowances over amortisation [member] | Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liability)/asset at start of year	(393)	(339)
Credit/(charge) to profit	97	9
Exchange translation differences	29	(63)
Deferred tax (liability)/asset at end of year	(267)	(393)
Acquired intangible assets [member] | Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liability)/asset at start of year	(767)	(702)
Credit/(charge) to profit	298	91
Acquisitions	(2)	(38)
Exchange translation differences	45	(118)
Deferred tax (liability)/asset at end of year	(426)	(767)
Other temporary differences [member] | Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liability)/asset at start of year	(338)	(291)
Credit/(charge) to profit	2	4
(Charge)/credit to equity/other comprehensive income	7	4
Exchange translation differences	27	(55)
Deferred tax (liability)/asset at end of year	(302)	(338)
Other temporary differences [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liability)/asset at start of year	327	295
Credit/(charge) to profit	(32)	(31)
(Charge)/credit to equity/other comprehensive income	(20)	17
Exchange translation differences	(23)	46
Deferred tax (liability)/asset at end of year	252	327
Excess of amortisation over tax allowances [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liability)/asset at start of year	263	251
Credit/(charge) to profit	(15)	(28)
Exchange translation differences	9	40
Deferred tax (liability)/asset at end of year	257	263
Tax losses carried forward [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liability)/asset at start of year	70	32
Credit/(charge) to profit	22	26
Acquisitions		3
Exchange translation differences	(5)	9
Deferred tax (liability)/asset at end of year	87	70
Pensions liabilities [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liability)/asset at start of year	145	103
Credit/(charge) to profit		(1)
(Charge)/credit to equity/other comprehensive income	(76)	33
Exchange translation differences	(3)	10
Deferred tax (liability)/asset at end of year	£ 66	£ 145